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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number:    028-06854
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ J. SITLANI           San Diego, California     08/14/12
   ---------------------------   ---------------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 22
                                        --------------------

Form 13F Information Table Value Total: $ 5,479,330
                                        --------------------

Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:
NONE

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                      FORM 13F INFORMATION TABLE


      COLUMN 1                       COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------- ---------- --------- --------  -------------------  --------- --------- -----------------------
                                       TITLE              VALUE    SHRS OR    SH/ PUT/   INVSTMNT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER                    OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL   DSCRETN  MANAGERS   SOLE       SHARED NONE
----------------------------------- ---------- --------- --------  ---------- ---------- -------- -------- ------------ ------ ----
Unum Group                           COM       91529Y106  $243,621 12,735,002  SH         SOLE              12,735,002
Harman International Industries Inc. COM       413086109  $ 98,898  2,497,430  SH         SOLE               2,497,430
Flowserve Corporation                COM       34354P105  $354,209  3,086,789  SH         SOLE               3,086,789
Zimmer Holdings, Inc.                COM       98956P102  $210,942  3,277,537  SH         SOLE               3,277,537
SPDR S&P 500 ETF Trust               COM       78462F103  $216,106  1,587,844  SH         SOLE               1,587,844
Esterline Technologies Corp.         COM       297425100  $134,566  2,158,237  SH         SOLE               2,158,237
Occidental Petroleum Corporation     COM       674599105  $316,283  3,687,574  SH         SOLE               3,687,574
PMC-Sierra, Inc.                     COM       69344F106  $109,582 17,847,255  SH         SOLE              17,847,255
PepsiCo, Inc.                        COM       713448108  $623,478  8,823,628  SH         SOLE               8,823,628
iShares Russell Midcap Value Index   COM       464287473  $  9,639    208,100  SH         SOLE                 208,100
Medtronic, Inc.                      COM       585055106  $206,984  5,344,280  SH         SOLE               5,344,280
Abercrombie & Fitch Co.              COM       002896207  $107,999  3,163,421  SH         SOLE               3,163,421
CVS Caremark Corporation             COM       126650100  $421,031  9,009,873  SH         SOLE               9,009,873
Assurant, Inc.                       COM       04621X108  $117,589  3,375,112  SH         SOLE               3,375,112
Illinois Tool Works Inc.             COM       452308109  $770,003 14,558,565  SH         SOLE              14,558,565
The Western Union Company            COM       959802109  $ 64,138  3,808,692  SH         SOLE               3,808,692
MetLife, Inc.                        COM       59156R108  $245,084  7,944,362  SH         SOLE               7,944,362
Ashland Inc.                         COM       044209104  $120,844  1,743,525  SH         SOLE               1,743,525
Guaranty Bancorp                     COM       40075T102  $ 37,119 17,592,000  SH         SOLE              17,592,000
Quest Diagnostics Incorporated       COM       74834L100  $245,575  4,099,755  SH         SOLE               4,099,755
Hewlett-Packard Company              COM       428236103  $694,489 34,534,517  SH         SOLE              34,534,517
Par Pharmaceutical Companies, Inc.   COM       69888P106  $131,151  3,628,967  SH         SOLE               3,628,967

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